Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Increase (Decrease) in Closure and Decommissioning Estimates	$ 246	$ 5,230
Change in provisions	1,323	7,493
Commissions on investment dispositions	0	3,465
Other expense	(1,605)	4,956
Other operating income (expense)	$ (36)	$ 21,144